PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
4.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Land	$244.6	$249.0
Processing units, pipelines and equipment	3,282.2	2,934.5
Buildings and leasehold improvements	48.0	47.9
Computers, furniture and fixtures	134.9	121.2
Construction in progress	304.0	320.1

	4,013.7	3,672.7
Less - Accumulated depreciation	(845.1)	(701.5)

Total property, plant and equipment, net	$3,168.6	$2,971.2

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $140.7 million, $133.1 million and $123.3 million, respectively. The Company capitalized $17.6 million and $9.3 million in interest during 2019 and 2018, respectively, in connection with construction in progress.

Torrance Land Sale

On August 1, 2019 and August 7, 2018, the Company closed on third-party sales of parcels of real property acquired as part of the Torrance refinery, but not part of the refinery itself. The sales resulted in a gain of approximately $33.1 million and $43.8 million in the third quarter of 2019 and 2018, respectively, included within (Gain) loss on sale of assets in the Consolidated Statements of Operations.